Stock-based compensation (Stock price volatility) (Details 9) CAD / shares in Units, CAD in Millions	12 Months Ended
Dec. 31, 2015 CAD CAD / shares
Stock price volatility
Amount of change in Company's stock price used for sensitivity analysis which would impact stock-based compensation expense for cash settlement awards | CAD / shares	CAD 1
Amount of change in Company's stock-based compensation expense if stock price changed by $1 | CAD	CAD 2